Leases (Details) - Dec. 31, 2025	USD ($)	CNY (¥)
Leases
2026	$ 77,295	¥ 543,288
2027	34,612	243,281
2028
Thereafter
2030
Total lease payments	111,907	786,569
Less: Interest	2,088	14,677
Present value of lease liabilities	$ 109,819	¥ 771,892